Expense Example - Institutional Share Class	Mar. 31, 2026 USD ($)
Towpath Focus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Towpath Technology Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	$ 2,090